Statements of Member's Equity (Deficit) - USD ($) $ in Millions	Total	Sabine Pass LNG-LP, LLC [Member]
Members' equity, beginning of period at Dec. 31, 2019	$ 534	$ 534
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	488	488
Distributions	(1,007)	(1,007)
Net income	943	943
Member's equity, end of period at Dec. 31, 2020	958	958
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	821	821
Distributions	(1,619)	(1,619)
Net income	1,461	1,461
Member's equity, end of period at Dec. 31, 2021	1,621	1,621
Increase (Decrease) in Partners' Capital [Roll Forward]
Novated IPM agreement	(2,712)	(2,712)
Distributions	(563)	(563)
Net income	85	85
Member's equity, end of period at Mar. 31, 2022	(1,569)	(1,569)
Members' equity, beginning of period at Dec. 31, 2021	1,621	1,621
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	225	225
Novated IPM agreement	(2,712)	(2,712)
Non-cash distributions to affiliates for conveyance of assets	(576)	(576)
Distributions	(1,761)	(1,761)
Net income	1,455	1,455
Member's equity, end of period at Dec. 31, 2022	(1,748)	(1,748)
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions	(622)	(622)
Net income	1,893	1,893
Member's equity, end of period at Mar. 31, 2023	$ (477)	$ (477)